S000030390 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent		17.14%	(1.19%)	2.94%
Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		14.47%	(2.75%)	1.11%
Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.03%	(1.60%)	1.46%
Institutional Class Shares | JP Morgan EMBI GD Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		14.30%	1.78%	4.40%
Institutional Class Shares | 50/25/25 Composite Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	15.26%	1.66%	3.90%
Institutional Class Shares | JP Morgan EMBI GD Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		14.30%	1.78%	4.40%
Institutional Class Shares | JP Morgan ELMI+ Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		13.11%	1.77%	2.69%
Institutional Class Shares | JP Morgan GBI-EM GD Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		19.26%	1.12%	3.88%
Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent		14.75%	(2.16%)	2.09%	[2]
Class C Shares | JP Morgan EMBI GD Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		14.30%	1.78%	4.40%
Class C Shares | 50/25/25 Composite Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	15.26%	1.66%	3.90%
Class C Shares | JP Morgan EMBI GD Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		14.30%	1.78%	4.40%
Class C Shares | JP Morgan ELMI+ Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		13.11%	1.77%	2.69%
Class C Shares | JP Morgan GBI-EM GD Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		19.26%	1.12%	3.88%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		12.12%	(2.22%)	2.28%	[2]
Class A Shares | JP Morgan EMBI GD Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		14.30%	1.78%	4.40%
Class A Shares | 50/25/25 Composite Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	15.26%	1.66%	3.90%
Class A Shares | JP Morgan EMBI GD Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		14.30%	1.78%	4.40%
Class A Shares | JP Morgan ELMI+ Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		13.11%	1.77%	2.69%
Class A Shares | JP Morgan GBI-EM GD Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		19.26%	1.12%	3.88%

[1]	The composition of the 50/25/25 Composite Index is as follows: 50% JP Morgan EMBI GD Index, 25% JP Morgan ELMI+ Index and 25% JP Morgan GBI‑EM GD Index.
[2]	Class C Shares performance reflects conversion to Class A Shares after eight years.